Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Maturities of Debt	Scheduled maturities of debt remaining as of June 30, 2025, for each respective fiscal year end are as follows:
2025	6,464,980
Total	$6,464,980
Scheduled maturities of debt remaining as of December 31, 2024, for each respective fiscal year end are as follows:
2025	5,549,527
Total	$5,549,527